Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 4,766,783	$ 129,446
Technology and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	159,832	1,610
Sales and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	192,280	15,663
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 4,414,671	$ 112,173